Schedule of investments
Delaware Diversified Income Fund	(Unaudited) (Unaudited)
	Principal amount°	Value (US $)
Agency Collateralized Mortgage Obligations — 3.13%
Fannie Mae Connecticut Avenue Securities Series 2017-C04 2M2 5.109% (LIBOR01M + 2.85%) 11/25/29 •	1,217,046	$ 1,226,175
Fannie Mae Grantor Trust
Series 1999-T2 A1 7.50% 1/19/39 •	3,842	3,971
Series 2002-T19 A1 6.50% 7/25/42	44,438	47,907
Series 2004-T1 1A2 6.50% 1/25/44	12,066	12,997
Fannie Mae REMIC Trust
Series 2002-W6 2A 7.50% 6/25/42 •	10,519	10,967
Series 2003-W1 2A 5.34% 12/25/42 •	6,416	6,535
Series 2004-W11 1A2 6.50% 5/25/44	124,131	134,041
Fannie Mae REMICs
Series 2011-118 DC 4.00% 11/25/41	59,947	59,892
Series 2013-44 Z 3.00% 5/25/43	22,740	20,686
Series 2015-34 OK3/25/44 Ω, ^	97,377	95,283
Series 2017-40 GZ 3.50% 5/25/47	1,993,113	1,960,784

Freddie Mac Multifamily Structured Pass Through Certificates Series X3FX A2FX 3.00% 6/25/27 ♦	4,515,000	4,431,073
Freddie Mac REMICs Series 4676 KZ 2.50% 7/15/45	1,841,540	1,734,521
Freddie Mac Structured Agency Credit Risk Debt Notes
Series 2017-HQA2 M2AS 3.309% (LIBOR01M + 1.05%) 12/25/29 •	2,151,056	2,131,009
Series 2018-HQA1 M2 4.559% (LIBOR01M + 2.30%) 9/25/30 •	2,655,006	2,663,183
Series 2022-DNA2 M2 144A 5.264% (SOFR + 3.75%) 2/25/42 #, •	2,000,000	1,880,034
Freddie Mac Structured Agency Credit Risk REMIC Trust
Series 2019-HQA4 M2 144A 4.309% (LIBOR01M + 2.05%) 11/25/49 #, •	234,306	234,306
Series 2020-DNA2 M2 144A 4.109% (LIBOR01M + 1.85%) 2/25/50 #, •	733,346	728,799
Series 2020-DNA6 M2 144A 3.514% (SOFR + 2.00%) 12/25/50 #, •	9,135,658	9,061,662
Series 2020-HQA2 M2 144A 5.359% (LIBOR01M + 3.10%) 3/25/50 #, •	1,858,921	1,861,723
Series 2021-DNA1 M2 144A 3.314% (SOFR + 1.80%) 1/25/51 #, •	18,201,964	17,792,407
Series 2021-DNA3 M2 144A 3.614% (SOFR + 2.10%) 10/25/33 #, •	6,770,000	6,446,238
NQ-189 [7/22] 9/22 (2418948)    1

Schedule of investments
Delaware Diversified Income Fund   (Unaudited)
	Principal amount°	Value (US $)
Agency Collateralized Mortgage Obligations (continued)
Freddie Mac Structured Agency Credit Risk REMIC Trust
Series 2021-DNA5 M2 144A 3.164% (SOFR + 1.65%) 1/25/34 #, •	8,514,911	$ 8,357,462
Series 2021-HQA1 M2 144A 3.764% (SOFR + 2.25%) 8/25/33 #, •	19,600,000	18,311,314
Series 2021-HQA2 M2 144A 3.564% (SOFR + 2.05%) 12/25/33 #, •	13,430,000	12,272,838
Series 2022-DNA1 M2 144A 4.014% (SOFR + 2.50%) 1/25/42 #, •	3,500,000	3,190,852
Freddie Mac Structured Pass Through Certificates
Series T-54 2A 6.50% 2/25/43 ♦	12,743	14,175
Series T-58 2A 6.50% 9/25/43 ♦	199,139	211,883
GNMA
Series 2013-113 LY 3.00% 5/20/43	862,000	850,417
Series 2013-182 CZ 2.50% 12/20/43	1,348,871	1,296,893
Total Agency Collateralized Mortgage Obligations (cost $100,629,321)		97,050,027

Agency Commercial Mortgage-Backed Securities — 0.18%
FREMF 2017-K71 B Series 2017-K71 B 144A 3.753% 11/25/50 #, •	80,000	77,828
FREMF Mortgage Trust
Series 2014-K37 B 144A 4.56% 1/25/47 #, •	4,550,000	4,564,768
Series 2015-K44 B 144A 3.719% 1/25/48 #, •	1,000,000	984,707
Total Agency Commercial Mortgage-Backed Securities (cost $5,970,592)		5,627,303

Agency Mortgage-Backed Securities — 18.41%
Fannie Mae 3.00% 2/1/57	131,861	127,199
Fannie Mae S.F. 15 yr
2.00% 3/1/36	2,719,367	2,589,749
2.50% 7/1/36	14,535,429	14,154,793
Fannie Mae S.F. 20 yr
2.00% 3/1/41	8,421,372	7,789,940
2.00% 5/1/41	7,889,912	7,298,814
3.00% 9/1/37	2,646,725	2,645,571
2    NQ-189 [7/22] 9/22 (2418948)

(Unaudited)
	Principal amount°	Value (US $)

Agency Mortgage-Backed Securities (continued)
Fannie Mae S.F. 30 yr
2.00% 11/1/50	10,721,244	$ 9,688,194
2.00% 12/1/50	5,829,654	5,256,430
2.00% 12/1/50	2,857,143	2,581,702
2.00% 1/1/51	2,839,216	2,573,415
2.00% 2/1/51	3,676,525	3,336,706
2.00% 2/1/51	4,218,311	3,814,711
2.00% 3/1/51	9,125,670	8,225,807
2.00% 3/1/51	8,560,659	7,721,212
2.00% 3/1/51	4,056,007	3,663,876
2.00% 5/1/51	3,249,336	2,929,317
2.00% 8/1/51	3,896,629	3,520,340
2.00% 1/1/52	9,937,025	8,971,664
2.50% 9/1/50	7,877,035	7,408,872
2.50% 10/1/50	6,767,831	6,327,629
2.50% 11/1/50	2,096,642	1,959,952
2.50% 6/1/51	10,545,151	9,911,561
2.50% 8/1/51	14,061,267	13,174,454
2.50% 8/1/51	5,804,863	5,440,040
3.00% 10/1/46	679,118	663,984
3.00% 4/1/47	5,508,337	5,384,331
3.00% 11/1/48	2,068,251	2,022,113
3.00% 12/1/49	12,880,718	12,490,154
3.00% 7/1/50	2,340,590	2,265,488
3.00% 8/1/50	2,004,971	1,940,721
3.00% 5/1/51	1,552,223	1,510,400
3.00% 7/1/51	12,644,836	12,279,342
3.00% 8/1/51	11,705,458	11,314,852
3.50% 2/1/47	4,982,141	5,034,815
3.50% 7/1/47	5,301,561	5,354,501
3.50% 7/1/47	913,206	922,320
3.50% 12/1/47	1,096,950	1,098,530
3.50% 1/1/48	2,389,628	2,401,511
3.50% 2/1/48	4,357,112	4,371,933
3.50% 12/1/49	797,709	798,136
3.50% 3/1/50	2,503,612	2,519,178
3.50% 8/1/50	5,797,571	5,826,421
3.50% 1/1/52	34,618,483	34,319,961
3.50% 5/1/52	7,821,661	7,792,763
4.00% 3/1/47	4,956,773	5,084,506
4.00% 4/1/47	1,481,060	1,516,725
4.00% 10/1/48	7,248,421	7,438,674
NQ-189 [7/22] 9/22 (2418948)    3

Schedule of investments
Delaware Diversified Income Fund   (Unaudited)
	Principal amount°	Value (US $)

Agency Mortgage-Backed Securities (continued)
Fannie Mae S.F. 30 yr
4.00% 6/1/52	44,088,941	$ 44,650,206
4.50% 6/1/40	17,126	17,899
4.50% 7/1/40	22,321	22,551
4.50% 8/1/41	26,587	27,725
4.50% 4/1/44	191,035	199,206
4.50% 2/1/46	18,981	19,701
4.50% 5/1/46	412,509	429,563
4.50% 4/1/48	1,892,027	1,978,850
4.50% 9/1/48	24,425	25,192
4.50% 1/1/49	6,294,437	6,543,528
4.50% 1/1/49	3,129,474	3,226,529
4.50% 1/1/50	2,438,032	2,505,094
4.50% 1/1/50	2,361,610	2,466,307
5.00% 7/1/47	304,304	322,913
5.00% 7/1/49	7,270,709	7,560,915
5.50% 5/1/44	3,752,456	4,027,758
5.50% 5/1/44	5,057,773	5,429,946
6.00% 6/1/41	4,165,764	4,531,750
6.00% 7/1/41	3,377,119	3,645,152
6.00% 7/1/41	7,927,815	8,625,115
6.00% 1/1/42	3,253,805	3,539,988

Fannie Mae S.F. 30 yr TBA 2.50% ω	14,647,000	13,647,030
Freddie Mac S.F. 15 yr
2.00% 12/1/35	12,930,023	12,329,772
3.00% 3/1/35	26,548,569	26,448,856
Freddie Mac S.F. 20 yr
2.50% 6/1/41	16,641,806	15,849,494
3.00% 4/1/42	1,244,725	1,218,400
Freddie Mac S.F. 30 yr
2.00% 2/1/52	8,476,121	7,636,024
2.50% 10/1/50	7,136,051	6,722,022
2.50% 2/1/51	12,000,569	11,284,491
2.50% 10/1/51	18,002,425	16,860,070
3.00% 11/1/46	100,938	98,746
3.00% 12/1/49	1,797,462	1,742,776
3.00% 1/1/50	1,970,325	1,912,036
3.00% 5/1/51	15,751,528	15,520,559
3.00% 8/1/51	4,149,161	4,024,091
3.50% 11/1/48	5,841,193	5,881,363
4.00% 7/1/47	423,308	433,094
4    NQ-189 [7/22] 9/22 (2418948)

(Unaudited)
	Principal amount°	Value (US $)

Agency Mortgage-Backed Securities (continued)
Freddie Mac S.F. 30 yr
4.00% 4/1/52	13,953,850	$ 14,039,120
4.50% 3/1/42	19,878	20,720
4.50% 1/1/49	7,987,726	8,208,526
4.50% 4/1/49	2,169,882	2,248,483
4.50% 8/1/49	4,883,096	5,076,412
5.00% 7/1/52	7,976,000	8,276,918
5.50% 9/1/41	5,938,230	6,380,778
3.50% 4/1/52	5,834,485	5,803,128

GNMA I S.F. 30 yr 3.00% 3/15/50	1,103,842	1,073,448
GNMA II S.F. 30 yr
3.00% 8/20/50	2,135,816	2,120,197
5.50% 5/20/37	331,683	354,551
6.50% 6/20/39	1,526	1,686
Total Agency Mortgage-Backed Securities (cost $607,394,988)		570,471,986

Collateralized Debt Obligations — 1.53%
AMMC CLO 22 Series 2018-22A A 144A 3.813% (LIBOR03M + 1.03%, Floor 1.03%) 4/25/31 #, •	4,400,000	4,295,254
Apex Credit CLO Series 2018-1A A2 144A 3.813% (LIBOR03M + 1.03%) 4/25/31 #, •	11,200,000	10,861,166
Black Diamond CLO Series 2017-2A A2 144A 4.01% (LIBOR03M + 1.30%, Floor 1.30%) 1/20/32 #	2,713,063	2,679,798
Catamaran CLO Series 2014-1A A1BR 144A 4.149% (LIBOR03M + 1.39%) 4/22/30 #, •	5,000,000	4,914,710
Man GLG US CLO Series 2018-1A A1R 144A 3.85% (LIBOR03M + 1.14%) 4/22/30 #, •	14,700,000	14,328,016
Saranac CLO VII Series 2014-2A A1AR 144A 2.708% (LIBOR03M + 1.23%) 11/20/29 #, •	211,313	208,785
Signal Peak CLO 5 Series 2018-5A A 144A 3.893% (LIBOR03M + 1.11%, Floor 1.11%) 4/25/31 #, •	8,400,000	8,269,380
NQ-189 [7/22] 9/22 (2418948)    5

Schedule of investments
Delaware Diversified Income Fund   (Unaudited)
	Principal amount°	Value (US $)

Collateralized Debt Obligations (continued)
Venture 42 CLO Series 2021-42A A1A 144A 3.642% (LIBOR03M + 1.13%, Floor 1.13%) 4/15/34 #, •	300,000	$ 287,486
Zais CLO 17 Series 2021-17A A1A 144A 4.04% (LIBOR03M + 1.33%, Floor 1.33%) 10/20/33 #, •	1,500,000	1,472,608
Total Collateralized Debt Obligations (cost $48,386,876)		47,317,203

Convertible Bonds — 0.39%
Kaman 3.25% exercise price $65.26, maturity date 5/1/24	8,044,000	7,666,937
Spirit Airlines 1.00% exercise price $49.07, maturity date 5/15/26 *	4,927,000	4,456,472
Total Convertible Bonds (cost $12,481,731)		12,123,409

Corporate Bonds — 50.22%
Banking — 10.15%
Access Bank
144A 6.125% 9/21/26 #	970,000	721,535
144A 9.125% 10/7/26 #, μ, ψ	1,100,000	785,724

Akbank TAS 144A 6.80% 2/6/26 #	1,525,000	1,333,317
Ally Financial 4.70% 5/15/26 μ, ψ	3,225,000	2,727,786
Banco Continental 144A 2.75% 12/10/25 #	2,175,000	1,886,856
Banco de Bogota 144A 6.25% 5/12/26 #	875,000	835,004
Banco del Estado de Chile 144A 2.704% 1/9/25 #	425,000	403,428
Banco GNB Sudameris 144A 7.50% 4/16/31 #, μ	980,000	804,144
Banco Industrial 144A 4.875% 1/29/31 #, μ	735,000	683,377
Banco Mercantil del Norte 144A 8.375% 10/14/30 #, μ, ψ	770,000	732,767
Banco Nacional de Panama 144A 2.50% 8/11/30 #	505,000	405,550
Bancolombia 4.875% 10/18/27 μ	1,010,000	929,730
Bank Hapoalim 144A 3.255% 1/21/32 #, μ	1,880,000	1,625,444
Bank Leumi Le-Israel
144A 3.275% 1/29/31 #, μ	720,000	645,840
144A 5.125% 7/27/27 #	1,285,000	1,314,355
6    NQ-189 [7/22] 9/22 (2418948)

(Unaudited)
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Banking (continued)
Bank of America
2.482% 9/21/36 μ	28,035,000	$ 22,686,202
2.551% 2/4/28 μ	2,295,000	2,133,241
2.972% 2/4/33 μ	1,680,000	1,489,353
4.948% 7/22/28 μ	2,415,000	2,486,125
5.015% 7/22/33 μ	5,070,000	5,291,734
6.125% 4/27/27 μ, ψ	2,110,000	2,125,825

Bank of China 144A 5.00% 11/13/24 #, *	1,000,000	1,025,555
Bank of Georgia 144A 6.00% 7/26/23 #	1,520,000	1,527,954
Bank of New York Mellon 4.70% 9/20/25 μ, ψ	6,728,000	6,717,908
Barclays
3.811% 3/10/42 μ	10,140,000	7,736,490
5.20% 5/12/26	10,921,000	11,028,026

BBVA Bancomer 144A 5.125% 1/18/33 #, μ	851,000	738,132
CIMB Bank 144A 2.125% 7/20/27 #	1,275,000	1,174,497
Citigroup
3.057% 1/25/33 μ	2,115,000	1,881,345
3.07% 2/24/28 μ	2,160,000	2,051,949

Credit Agricole 144A 2.811% 1/11/41 #	14,973,000	10,644,716
Credit Suisse Group
144A 2.593% 9/11/25 #, μ	2,760,000	2,590,184
144A 4.194% 4/1/31 #, μ	4,720,000	4,202,192
144A 4.50% 9/3/30 #, *, μ, ψ	2,170,000	1,565,763
144A 5.25% 2/11/27 #, μ, ψ	2,360,000	1,952,900
144A 7.25% 9/12/25 #, μ, ψ	4,440,000	3,934,506
Deutsche Bank
3.547% 9/18/31 μ	7,170,000	6,179,209
3.729% 1/14/32 μ	6,775,000	5,285,410
3.742% 1/7/33 μ	6,156,000	4,690,188

Development Bank of Kazakhstan 144A 2.95% 5/6/31 #	500,000	372,445
Emirates NBD Bank PJSC 2.625% 2/18/25	1,190,000	1,155,649
Fifth Third Bancorp 4.337% 4/25/33 μ	2,085,000	2,053,051
Goldman Sachs Group
1.542% 9/10/27 μ	12,653,000	11,329,748
3.102% 2/24/33 μ	880,000	786,857
3.615% 3/15/28 μ	5,395,000	5,242,805

Hana Bank 144A 1.25% 12/16/26 #	740,000	673,071
Huntington National Bank 4.552% 5/17/28 μ	1,550,000	1,579,371
ICICI Bank 144A 4.00% 3/18/26 #	745,000	741,279
NQ-189 [7/22] 9/22 (2418948)    7

Schedule of investments
Delaware Diversified Income Fund   (Unaudited)
		Principal amount°	Value (US $)

Corporate Bonds (continued)
Banking (continued)
JPMorgan Chase & Co.
1.764% 11/19/31 μ		13,680,000	$ 11,197,120
1.953% 2/4/32 μ		3,085,000	2,565,678
2.545% 11/8/32 μ		7,300,000	6,278,765
3.328% 4/22/52 μ		1,215,000	971,957
4.60% 2/1/25 μ, ψ		3,570,000	3,174,067
4.851% 7/25/28 μ		3,470,000	3,563,026
4.912% 7/25/33 μ		3,145,000	3,282,226

KeyCorp 4.789% 6/1/33 μ		1,965,000	1,999,419
Morgan Stanley
0.495% 10/26/29 μ	EUR	4,650,000	4,221,076
1.928% 4/28/32 μ		4,365,000	3,598,993
2.475% 1/21/28 μ		1,715,000	1,598,015
2.484% 9/16/36 μ		14,988,000	12,136,645

NBK SPC 144A 1.625% 9/15/27 #, μ		2,470,000	2,226,334
NongHyup Bank 144A 0.875% 7/28/24 #		940,000	892,206
Oversea-Chinese Banking 144A 4.25% 6/19/24 #		1,480,000	1,489,979
PNC Bank
3.875% 4/10/25		6,005,000	6,010,214
4.05% 7/26/28		6,875,000	6,800,793
PNC Financial Services Group
2.60% 7/23/26 *		5,050,000	4,863,533
6.00% 5/15/27 μ, ψ		2,065,000	2,083,069

QNB Finance 2.625% 5/12/25		2,770,000	2,678,867
Santander UK 144A 5.00% 11/7/23 #		180,000	181,233
Shinhan Financial Group 144A 3.34% 2/5/30 #, μ		855,000	826,935
State Street 2.203% 2/7/28 μ		3,055,000	2,846,001
SVB Financial Group
1.80% 10/28/26		1,321,000	1,198,910
1.80% 2/2/31		2,130,000	1,679,096
4.00% 5/15/26 μ, ψ		6,135,000	4,981,012
4.57% 4/29/33 μ		3,685,000	3,574,585

Toronto-Dominion Bank 4.108% 6/8/27		6,445,000	6,524,797
Truist Bank 2.636% 9/17/29 μ		15,293,000	14,594,289
Truist Financial
1.887% 6/7/29 μ		9,490,000	8,396,082
4.916% 7/28/33 μ		3,260,000	3,291,574
4.95% 9/1/25 μ, ψ		4,255,000	4,310,315
8    NQ-189 [7/22] 9/22 (2418948)

(Unaudited)
		Principal amount°	Value (US $)

Corporate Bonds (continued)
Banking (continued)
UBS Group
0.25% 11/5/28 μ	EUR	2,350,000	$ 2,141,199
144A 3.179% 2/11/43 #, μ		1,720,000	1,333,726
144A 4.125% 9/24/25 #		8,705,000	8,755,861
6.875% 8/7/25 μ, ψ		330,000	338,092
US Bancorp
1.45% 5/12/25		4,360,000	4,164,784
2.215% 1/27/28 *, μ		1,860,000	1,738,227
2.491% 11/3/36 μ		2,550,000	2,151,947
2.677% 1/27/33 *, μ		1,940,000	1,738,491
3.10% 4/27/26		140,000	137,600
3.60% 9/11/24		40,000	40,199
3.95% 11/17/25		495,000	504,030

US Bank 3.40% 7/24/23		250,000	250,511
Wells Fargo & Co.
4.611% 4/25/53 μ		2,740,000	2,687,423
4.808% 7/25/28 μ		3,460,000	3,542,597
			314,470,035
Basic Industry — 3.14%
AngloGold Ashanti Holdings 3.375% 11/1/28		1,970,000	1,714,786
Antofagasta 144A 5.625% 5/13/32 #, *		770,000	763,262
Braskem Netherlands Finance 144A 4.50% 1/31/30 #		1,000,000	915,135
Celanese US Holdings
6.05% 3/15/25		1,370,000	1,382,123
6.165% 7/15/27		1,050,000	1,066,954
Corp Nacional del Cobre de Chile
144A 3.70% 1/30/50 #		450,000	352,142
144A 4.25% 7/17/42 #		400,000	342,072

CSN Resources 144A 5.875% 4/8/32 #		1,420,000	1,135,302
First Quantum Minerals
144A 6.875% 10/15/27 #		755,000	720,840
144A 7.50% 4/1/25 #		6,430,000	6,409,649

FMG Resources August 2006 Pty 144A 6.125% 4/15/32 #		8,600,000	8,194,123
Freeport Indonesia 144A 5.315% 4/14/32 #		985,000	925,900
GC Treasury Center 144A 5.20% 3/30/52 #		1,040,000	922,672
Georgia-Pacific 8.00% 1/15/24		11,171,000	11,903,989
ICL Group 144A 6.375% 5/31/38 #		872,000	875,004
NQ-189 [7/22] 9/22 (2418948)    9

Schedule of investments
Delaware Diversified Income Fund   (Unaudited)
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Basic Industry (continued)

Indika Energy Capital IV 144A 8.25% 10/22/25 #	1,395,000	$ 1,359,079
International Flavors & Fragrances 144A 3.268% 11/15/40 #	4,600,000	3,665,799
JSW Steel 144A 5.05% 4/5/32 #	635,000	498,240
Klabin Austria 144A 3.20% 1/12/31 #, *	965,000	789,672
LYB International Finance III 3.375% 10/1/40	5,345,000	4,272,684
MEGlobal Canada 144A 5.00% 5/18/25 #	885,000	898,510
Methanex 5.25% 12/15/29 *	7,585,000	6,705,709
Metinvest 144A 7.75% 10/17/29 #	825,000	328,350
Newmont
2.25% 10/1/30	5,370,000	4,587,644
2.60% 7/15/32	3,230,000	2,759,505
2.80% 10/1/29	11,440,000	10,352,991

Novelis 144A 4.75% 1/30/30 #	1,775,000	1,644,537
OCP
144A 3.75% 6/23/31 #	950,000	774,448
144A 4.50% 10/22/25 #	595,000	586,560
144A 5.125% 6/23/51 #	795,000	563,316

Olin 5.625% 8/1/29	2,025,000	1,946,946
Phosagro OAO Via Phosagro Bond Funding DAC 144A 3.949% 4/24/23 #	1,005,000	340,444
Sasol Financing USA 4.375% 9/18/26	1,480,000	1,344,121
Stillwater Mining 144A 4.00% 11/16/26 #	1,335,000	1,149,902
Suzano Austria 3.125% 1/15/32	1,080,000	879,136
Vale Overseas 3.75% 7/8/30	1,380,000	1,264,039
Vedanta Resources Finance II 144A 8.95% 3/11/25 #	1,890,000	1,389,046
Volcan Cia Minera 144A 4.375% 2/11/26 #	767,000	672,049
Westlake 3.125% 8/15/51	15,085,000	10,852,513
		97,249,193
Brokerage — 0.59%
Charles Schwab 5.375% 6/1/25 μ, ψ	6,935,000	7,076,474
Jefferies Group
2.625% 10/15/31	4,525,000	3,655,001
6.45% 6/8/27	3,845,000	4,159,906
6.50% 1/20/43	2,615,000	2,651,355

XP 144A 3.25% 7/1/26 #, *	980,000	880,707
		18,423,443
10    NQ-189 [7/22] 9/22 (2418948)

(Unaudited)
		Principal amount°	Value (US $)

Corporate Bonds (continued)
Capital Goods — 2.12%
Ardagh Metal Packaging Finance USA 144A 3.25% 9/1/28 #		5,447,000	$ 5,064,621
Ashtead Capital
144A 1.50% 8/12/26 #		1,775,000	1,562,625
144A 2.45% 8/12/31 #		1,570,000	1,261,928
Boeing
3.25% 2/1/28		9,130,000	8,495,838
3.75% 2/1/50		9,140,000	6,939,225

GCC 144A 3.614% 4/20/32 #		1,470,000	1,230,141
Holcim Finance Luxembourg
0.50% 4/23/31	EUR	2,400,000	1,969,290
0.625% 4/6/30	EUR	2,300,000	1,977,934
Lockheed Martin
3.90% 6/15/32		2,660,000	2,744,867
4.15% 6/15/53		1,985,000	1,949,347
Otis Worldwide
3.112% 2/15/40		3,332,000	2,682,022
3.362% 2/15/50		2,293,000	1,808,437

Parker-Hannifin 4.25% 9/15/27 *		8,060,000	8,242,776
SAN Miguel Industrias Pet 144A 3.50% 8/2/28 #		2,025,000	1,684,172
Standard Industries 144A 3.375% 1/15/31 #		4,196,000	3,421,104
State Agency of Roads of Ukraine 144A 6.25% 6/24/28 #		1,340,000	242,512
Teledyne Technologies
2.25% 4/1/28		5,455,000	4,836,954
2.75% 4/1/31		5,315,000	4,573,058

Turkiye Sise ve Cam Fabrikalari 144A 6.95% 3/14/26 #		1,510,000	1,337,739
UltraTech Cement 144A 2.80% 2/16/31 #		1,635,000	1,326,035
United Rentals North America 3.875% 2/15/31		2,426,000	2,216,782
			65,567,407
Communications — 5.67%
Altice Financing 144A 5.00% 1/15/28 #		1,345,000	1,187,743
Altice France 144A 5.50% 10/15/29 #		3,690,000	3,178,013
America Movil 4.70% 7/21/32		1,280,000	1,329,126
AT&T
3.50% 6/1/41		5,059,000	4,250,747
3.50% 9/15/53		14,090,000	11,155,966

NQ-189 [7/22] 9/22 (2418948)    11

Schedule of investments
Delaware Diversified Income Fund   (Unaudited)
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Communications (continued)

Axian Telecom 144A 7.375% 2/16/27 #	840,000	$ 776,000
CCO Holdings 144A 4.25% 1/15/34 #	8,000,000	6,628,160
Cellnex Finance 144A 3.875% 7/7/41 #, *	8,368,000	5,975,117
Charter Communications Operating
3.85% 4/1/61	3,520,000	2,411,308
4.40% 12/1/61	9,909,000	7,397,211
Comcast
3.20% 7/15/36	5,285,000	4,724,664
3.70% 4/15/24	305,000	307,634

Connect Finco 144A 6.75% 10/1/26 #	5,240,000	5,131,846
Crown Castle
2.10% 4/1/31	1,095,000	913,519
4.30% 2/15/29	505,000	501,024
CSC Holdings
144A 4.625% 12/1/30 #	2,580,000	1,966,721
144A 5.50% 4/15/27 #	200,000	193,954

CT Trust 144A 5.125% 2/3/32 #	1,745,000	1,563,537
Discovery Communications 4.00% 9/15/55	18,950,000	13,797,690
Frontier Communications Holdings 144A 5.875% 10/15/27 #	3,255,000	3,214,540
HTA Group 144A 7.00% 12/18/25 #	950,000	843,429
IHS Holding 144A 5.625% 11/29/26 #	1,010,000	843,168
Magallanes
144A 3.755% 3/15/27 #	4,400,000	4,231,765
144A 4.279% 3/15/32 #	845,000	789,241
144A 5.141% 3/15/52 #	3,285,000	2,897,106

Ooredoo International Finance 144A 5.00% 10/19/25 #	590,000	611,296
Rogers Communications
144A 3.80% 3/15/32 #	805,000	780,055
144A 4.55% 3/15/52 #	1,020,000	957,431

Silknet JSC 144A 8.375% 1/31/27 #	845,000	817,538
Sprint Spectrum 144A 4.738% 9/20/29 #	2,344,380	2,357,047
Summit Digitel Infrastructure 144A 2.875% 8/12/31 #	1,820,000	1,419,261
Telefonica Moviles Chile 144A 3.537% 11/18/31 #	985,000	853,227
Time Warner Cable 7.30% 7/1/38	10,225,000	11,081,973
Time Warner Entertainment 8.375% 3/15/23	5,655,000	5,811,814
T-Mobile USA
1.50% 2/15/26	2,235,000	2,061,134
12    NQ-189 [7/22] 9/22 (2418948)

(Unaudited)
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Communications (continued)
T-Mobile USA
2.40% 3/15/29	1,330,000	$ 1,186,583
2.55% 2/15/31	1,525,000	1,334,451
3.00% 2/15/41	15,875,000	12,362,150
3.75% 4/15/27	5,850,000	5,760,298

Turkcell Iletisim Hizmetleri 144A 5.80% 4/11/28 #	1,715,000	1,311,546
VEON Holdings 144A 3.375% 11/25/27 #	2,210,000	1,063,010
Verizon Communications
2.355% 3/15/32	4,320,000	3,734,715
2.875% 11/20/50	2,755,000	2,040,940
3.40% 3/22/41	5,315,000	4,533,282
4.50% 8/10/33	14,895,000	15,176,735

Vmed O2 UK Financing I 144A 4.25% 1/31/31 #	5,310,000	4,662,685
Vodafone Group 4.875% 6/19/49	10,126,000	9,665,245
		175,791,645
Consumer Cyclical — 3.39%
Alibaba Group Holding 2.70% 2/9/41	1,080,000	754,401
Alsea 144A 7.75% 12/14/26 #	1,425,000	1,360,241
Amazon.com
2.50% 6/3/50	925,000	696,166
3.60% 4/13/32 *	3,130,000	3,171,259
3.95% 4/13/52	2,660,000	2,590,129
Aptiv
3.10% 12/1/51	10,966,000	7,311,377
3.25% 3/1/32	2,407,000	2,127,032

Arcos Dorados 144A 6.125% 5/27/29 #	915,000	870,641
AutoNation 3.85% 3/1/32	5,595,000	4,993,908
B2W Digital 144A 4.375% 12/20/30 #	1,290,000	986,161
Carnival
144A 4.00% 8/1/28 #	1,510,000	1,320,163
144A 7.625% 3/1/26 #	5,634,000	4,861,804

Daimler Trucks Finance North America 144A 2.375% 12/14/28 #	8,380,000	7,404,136
Falabella 144A 3.375% 1/15/32 #	970,000	809,208
Ford Motor Credit
2.30% 2/10/25	915,000	858,777
2.90% 2/16/28	2,020,000	1,755,692
2.90% 2/10/29	1,330,000	1,119,813
NQ-189 [7/22] 9/22 (2418948)    13

Schedule of investments
Delaware Diversified Income Fund   (Unaudited)
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Consumer Cyclical (continued)
Ford Motor Credit
4.542% 8/1/26	3,657,000	$ 3,562,009

Future Retail 144A 5.60% 1/22/25 #	1,295,000	150,997
General Motors
5.40% 10/2/23	1,905,000	1,939,822
5.60% 10/15/32	1,125,000	1,124,615
6.125% 10/1/25	1,905,000	2,004,967
6.60% 4/1/36	4,338,000	4,570,516
General Motors Financial
2.40% 10/15/28	6,300,000	5,398,953
3.10% 1/12/32	3,070,000	2,572,235
4.35% 4/9/25	3,860,000	3,871,291
5.25% 3/1/26	8,099,000	8,268,322
5.70% 9/30/30 μ, ψ	2,260,000	2,149,825

Hutama Karya Persero 144A 3.75% 5/11/30 #	400,000	375,170
JD.com 3.875% 4/29/26 *	1,180,000	1,167,328
Kia 144A 2.375% 2/14/25 #, *	1,475,000	1,414,216
Lowe's 4.25% 4/1/52	1,720,000	1,559,082
MercadoLibre 3.125% 1/14/31	1,160,000	897,088
MGM China Holdings 144A 4.75% 2/1/27 #	1,170,000	928,067
MGM Resorts International 4.75% 10/15/28 *	12,633,000	11,464,890
Nemak 144A 3.625% 6/28/31 #	1,505,000	1,176,000
Royal Caribbean Cruises 144A 5.50% 4/1/28 #, *	3,305,000	2,485,839
Sands China
144A 3.25% 8/8/31 #, *	1,005,000	780,176
4.30% 1/8/26	1,135,000	1,023,702

VICI Properties 4.95% 2/15/30	2,580,000	2,530,273
Wynn Macau 144A 5.625% 8/26/28 #	965,000	755,103
		105,161,394
Consumer Non-Cyclical — 5.43%
AbbVie
2.95% 11/21/26	7,805,000	7,620,060
4.05% 11/21/39	9,497,000	9,007,313

Amgen 2.80% 8/15/41	13,070,000	10,389,764
Anheuser-Busch InBev Worldwide 4.50% 6/1/50	8,407,000	8,086,524
BAT Capital 2.259% 3/25/28	4,940,000	4,237,397
BAT International Finance 1.668% 3/25/26	2,980,000	2,695,290
Bausch Health 144A 6.25% 2/15/29 #	8,924,000	4,790,537
14    NQ-189 [7/22] 9/22 (2418948)

(Unaudited)
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Consumer Non-Cyclical (continued)

Baxter International 3.132% 12/1/51	5,234,000	$ 3,988,241
Bidvest Group UK 144A 3.625% 9/23/26 #	1,805,000	1,618,002
Bristol-Myers Squibb 3.70% 3/15/52	1,580,000	1,438,827
Central American Bottling 144A 5.25% 4/27/29 #	1,460,000	1,384,080
Cia Cervecerias Unidas 144A 3.35% 1/19/32 #, *	1,365,000	1,189,236
Coca-Cola Icecek 144A 4.50% 1/20/29 #	1,760,000	1,414,037
CSL Finance
144A 4.05% 4/27/29 #	1,045,000	1,053,191
144A 4.75% 4/27/52 #	1,690,000	1,703,256
CVS Health
2.70% 8/21/40	10,910,000	8,324,272
3.75% 4/1/30	2,100,000	2,047,543
4.30% 3/25/28	9,899,000	10,070,374
4.78% 3/25/38	6,644,000	6,660,799
5.05% 3/25/48	2,860,000	2,911,650

Gilead Sciences 4.15% 3/1/47	10,000,000	9,241,764
HCA
144A 3.125% 3/15/27 #	8,625,000	8,127,024
7.58% 9/15/25	160,000	174,108

Indofood CBP Sukses Makmur Tbk Pt 3.541% 4/27/32	1,125,000	926,910
InRetail Consumer 144A 3.25% 3/22/28 #	1,230,000	1,022,880
JBS USA LUX 144A 3.00% 2/2/29 #	3,868,000	3,334,474
Kernel Holding 144A 6.50% 10/17/24 #	1,050,000	428,904
MARB BondCo 144A 3.95% 1/29/31 #	1,130,000	923,086
MHP 144A 6.25% 9/19/29 #	960,000	402,720
Natura & Co. Luxembourg Holdings 144A 6.00% 4/19/29 #	950,000	881,804
New York & Presbyterian Hospital 4.063% 8/1/56	130,000	123,103
Pilgrim's Pride 144A 5.875% 9/30/27 #	2,808,000	2,812,029
Regeneron Pharmaceuticals
1.75% 9/15/30	2,200,000	1,843,019
2.80% 9/15/50	3,635,000	2,617,766
Royalty Pharma
1.75% 9/2/27	7,435,000	6,598,602
3.35% 9/2/51	3,138,000	2,234,595
3.55% 9/2/50	3,376,000	2,498,441
NQ-189 [7/22] 9/22 (2418948)    15

Schedule of investments
Delaware Diversified Income Fund   (Unaudited)
		Principal amount°	Value (US $)

Corporate Bonds (continued)
Consumer Non-Cyclical (continued)
Takeda Pharmaceutical
3.025% 7/9/40		2,810,000	$ 2,286,009
3.175% 7/9/50		12,660,000	9,957,029
Tenet Healthcare
144A 4.25% 6/1/29 #		4,760,000	4,436,796
144A 6.125% 10/1/28 #		3,395,000	3,314,080
Teva Pharmaceutical Finance Netherlands III
5.125% 5/9/29 *		800,000	735,968
6.75% 3/1/28 *		850,000	853,772
Viatris
2.30% 6/22/27		730,000	637,569
2.70% 6/22/30		5,270,000	4,322,882
4.00% 6/22/50		10,090,000	7,006,392
			168,372,119
Electric — 3.79%
Abu Dhabi National Energy PJSC 144A 2.00% 4/29/28 #		1,660,000	1,504,587
AES Andes 144A 7.125% 3/26/79 #, μ		1,320,000	1,205,648
Alfa Desarrollo 144A 4.55% 9/27/51 #		1,231,671	889,500
Azure Power Energy 144A 3.575% 8/19/26 #		891,422	782,223
Calpine
144A 4.50% 2/15/28 #, Ω		1,270,000	1,233,805
144A 5.00% 2/1/31 #, Ω		4,275,000	3,800,069
144A 5.125% 3/15/28 #, *, Ω		1,268,000	1,195,844

Cikarang Listrindo 144A 4.95% 9/14/26 #		1,524,000	1,407,933
CLP Power Hong Kong Financing 2.875% 4/26/23		755,000	753,354
Consorcio Transmantaro 144A 5.20% 4/11/38 #		1,120,000	1,031,778
Duke Energy 4.875% 9/16/24 μ, ψ		7,155,000	6,779,130
Electricite de France 2.875% 12/15/26 μ, ψ	EUR	6,200,000	5,388,770
Enel Finance International
144A 1.875% 7/12/28 #		1,710,000	1,443,826
144A 2.25% 7/12/31 #		1,860,000	1,471,070
144A 2.875% 7/12/41 #		6,725,000	4,517,466

Energo-Pro 144A 8.50% 2/4/27 #		1,560,000	1,495,221
Entergy Arkansas 4.20% 4/1/49		2,570,000	2,472,048
Entergy Louisiana 4.95% 1/15/45		685,000	669,611
Entergy Mississippi 3.85% 6/1/49		4,545,000	4,023,225
Entergy Texas 3.55% 9/30/49		2,160,000	1,804,626
16    NQ-189 [7/22] 9/22 (2418948)

(Unaudited)
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Electric (continued)

Evergy Kansas Central 3.45% 4/15/50	3,230,000	$ 2,683,160
Eversource Energy 2.90% 3/1/27	2,285,000	2,198,140
Fells Point Funding Trust 144A 3.046% 1/31/27 #	2,150,000	2,026,313
FirstEnergy Transmission 144A 4.55% 4/1/49 #	2,615,000	2,388,200
Greenko Power II 144A 4.30% 12/13/28 #	1,573,775	1,352,255
JSW Hydro Energy 144A 4.125% 5/18/31 #	575,000	496,768
Louisville Gas and Electric 4.25% 4/1/49	8,025,000	7,428,837
Minejesa Capital 144A 5.625% 8/10/37 #, *	860,000	700,668
Mong Duong Finance Holdings 144A 5.125% 5/7/29 #	659,000	542,027
NextEra Energy Capital Holdings
3.00% 1/15/52	2,970,000	2,243,818
5.00% 7/15/32	3,110,000	3,326,335
Oglethorpe Power
3.75% 8/1/50	4,332,000	3,530,910
5.05% 10/1/48	3,280,000	3,114,988

Oryx Funding 144A 5.80% 2/3/31 #	1,655,000	1,551,033
Pacific Gas and Electric
2.10% 8/1/27	1,370,000	1,172,261
3.25% 6/1/31	1,150,000	963,936
3.30% 8/1/40	13,248,000	9,692,726
4.95% 7/1/50	1,352,000	1,122,282
Perusahaan Listrik Negara
144A 4.125% 5/15/27 #	795,000	778,003
144A 5.25% 5/15/47 #	870,000	757,413

Perusahaan Perseroan Persero 144A 3.875% 7/17/29 #	1,355,000	1,248,314
PG&E 5.25% 7/1/30 *	3,570,000	3,212,804
Saudi Electricity Global Sukuk 4 4.222% 1/27/24	1,370,000	1,381,896
Southern California Edison
3.45% 2/1/52	2,173,000	1,715,656
3.65% 2/1/50	9,065,000	7,245,610
4.00% 4/1/47	1,720,000	1,451,857
4.875% 3/1/49	7,525,000	7,129,733

Sweihan PV Power PJSC 144A 3.625% 1/31/49 #	1,000,000	845,134
Trans-Allegheny Interstate Line 144A 3.85% 6/1/25 #	680,000	675,943
NQ-189 [7/22] 9/22 (2418948)    17

Schedule of investments
Delaware Diversified Income Fund   (Unaudited)
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Electric (continued)

UEP Penonome II 144A 6.50% 10/1/38 #	749,412	$ 681,522
		117,528,276
Energy — 5.39%
Abu Dhabi Crude Oil Pipeline 144A 4.60% 11/2/47 #	495,000	485,239
BP Capital Markets 4.875% 3/22/30 μ, ψ	8,350,000	7,617,222
BP Capital Markets America 2.721% 1/12/32	3,875,000	3,539,830
Canacol Energy 144A 5.75% 11/24/28 #	1,580,000	1,306,655
CNX Resources 144A 6.00% 1/15/29 #, *	6,370,000	6,204,921
ConocoPhillips 3.80% 3/15/52	3,830,000	3,441,795
Continental Resources
144A 2.875% 4/1/32 #	2,920,000	2,387,188
4.375% 1/15/28	7,510,000	7,247,323

Crestwood Midstream Partners 144A 6.00% 2/1/29 #	4,821,000	4,400,079
Devon Energy 4.75% 5/15/42	1,445,000	1,365,948
Diamondback Energy 4.25% 3/15/52	1,310,000	1,127,217
Ecopetrol
4.625% 11/2/31 *	1,485,000	1,224,991
5.375% 6/26/26	890,000	862,592

EIG Pearl Holdings 144A 3.545% 8/31/36 #	1,655,000	1,449,588
Energy Transfer
5.25% 4/15/29	1,975,000	2,002,524
6.25% 4/15/49	11,420,000	11,442,913
6.50% 11/15/26 μ, ψ	9,375,000	8,531,250
Enterprise Products Operating
3.20% 2/15/52	14,770,000	11,232,260
3.30% 2/15/53	1,540,000	1,203,985

Equinor 1.75% 1/22/26	1,785,000	1,700,112
Galaxy Pipeline Assets Bidco
144A 2.16% 3/31/34 #	576,516	503,953
144A 2.94% 9/30/40 #	1,640,959	1,383,066

Geopark 144A 5.50% 1/17/27 #	1,285,000	1,107,373
Guara Norte 144A 5.198% 6/15/34 #	1,605,497	1,320,056
KazTransGas JSC 144A 4.375% 9/26/27 #	2,216,000	1,951,742
Kosmos Energy 144A 7.75% 5/1/27 #	970,000	824,655
Medco Laurel Tree 144A 6.95% 11/12/28 #	1,505,000	1,296,782
MPLX
1.75% 3/1/26	1,905,000	1,752,662
4.125% 3/1/27	6,130,000	6,084,004

18    NQ-189 [7/22] 9/22 (2418948)

(Unaudited)
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Energy (continued)

Murphy Oil 5.875% 12/1/27	7,158,000	$ 7,091,395
NuStar Logistics
5.625% 4/28/27	665,000	637,193
6.375% 10/1/30	6,373,000	5,884,166

Oil and Gas Holding 144A 7.625% 11/7/24 #	650,000	656,009
ONEOK 7.50% 9/1/23	8,310,000	8,558,693
PDC Energy 5.75% 5/15/26	3,395,000	3,322,856
Pertamina Persero 144A 3.65% 7/30/29 #	660,000	620,677
Petrobras Global Finance 6.75% 6/3/50	810,000	756,945
Petroleos Mexicanos
6.75% 9/21/47	1,319,000	905,184
6.95% 1/28/60	1,149,000	776,245
7.69% 1/23/50	465,000	340,196
Petronas Capital
144A 2.48% 1/28/32 #	800,000	709,727
144A 3.50% 4/21/30 #	600,000	583,500

PTTEP Treasury Center 144A 2.587% 6/10/27 #	1,195,000	1,109,880
Qatar Energy
144A 1.375% 9/12/26 #	530,000	490,346
144A 2.25% 7/12/31 #	745,000	663,502

SA Global Sukuk 144A 2.694% 6/17/31 #	925,000	845,351
Sabine Pass Liquefaction
5.625% 3/1/25	6,050,000	6,224,580
5.75% 5/15/24	9,021,000	9,211,922
Saudi Arabian Oil
144A 3.50% 11/24/70 #	410,000	316,678
144A 4.25% 4/16/39 #	1,892,000	1,832,905

Southwestern Energy 7.75% 10/1/27 *	6,035,000	6,301,355
Targa Resources Partners 5.00% 1/15/28	1,810,000	1,780,298
Tengizchevroil Finance Co. International 144A 2.625% 8/15/25 #	1,075,000	896,262
Tennessee Gas Pipeline 144A 2.90% 3/1/30 #	7,605,000	6,775,088
Transportadora de Gas del Sur 144A 6.75% 5/2/25 #	1,145,000	930,393
Tullow Oil 144A 10.25% 5/15/26 #	1,365,000	1,281,510
Uzbekneftegaz JSC 144A 4.75% 11/16/28 #	420,000	297,956
Valero Energy 3.65% 12/1/51	1,063,000	846,310
YPF 144A 6.95% 7/21/27 #	2,180,000	1,219,193
		166,864,240
NQ-189 [7/22] 9/22 (2418948)    19

Schedule of investments
Delaware Diversified Income Fund   (Unaudited)
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Finance Companies — 2.05%
AerCap Ireland Capital DAC
2.45% 10/29/26	3,595,000	$ 3,199,531
3.00% 10/29/28 *	9,365,000	8,223,175
3.40% 10/29/33	9,270,000	7,659,359
3.65% 7/21/27	4,851,000	4,503,323
4.50% 9/15/23	1,235,000	1,234,054
4.625% 10/15/27	2,165,000	2,092,598
6.50% 7/15/25	3,600,000	3,726,169
Air Lease
2.875% 1/15/26 *	5,665,000	5,311,796
2.875% 1/15/32	6,310,000	5,205,324
3.00% 2/1/30	14,315,000	12,077,009
3.375% 7/1/25	1,850,000	1,785,634
4.125% 12/15/26 *, μ, ψ	1,925,000	1,439,245
4.625% 10/1/28	5,320,000	5,096,064

Bangkok Bank 144A 5.00% 9/23/25 #, μ, ψ	940,000	880,113
Huarong Finance 2019 3.875% 11/13/29	1,280,000	984,000
		63,417,394
Industrials — 0.04%
Inversiones La Construccion 144A 4.75% 2/7/32 #	1,485,000	1,126,521
		1,126,521
Insurance — 1.45%
AIA Group 144A 3.375% 4/7/30 #	920,000	883,208
Aon 2.90% 8/23/51	6,525,000	4,771,976
Arthur J Gallagher & Co. 3.50% 5/20/51	4,819,000	3,825,235
Brighthouse Financial
3.85% 12/22/51	3,290,000	2,292,686
4.70% 6/22/47	3,689,000	3,011,710
5.625% 5/15/30	5,965,000	6,012,684

Brown & Brown 4.95% 3/17/52	4,504,000	4,128,467
Centene 3.375% 2/15/30	2,725,000	2,480,043
Jackson Financial
144A 3.125% 11/23/31 #	4,965,000	4,039,066
144A 4.00% 11/23/51 #	5,045,000	3,570,878
MetLife
3.85% 9/15/25 μ, ψ	4,280,000	4,052,066
6.40% 12/15/66	45,000	46,944

Prudential Financial 3.70% 3/13/51	4,795,000	4,157,399
20    NQ-189 [7/22] 9/22 (2418948)

(Unaudited)
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Insurance (continued)

Sagicor Financial 144A 5.30% 5/13/28 #, *	1,885,000	$ 1,765,237
		45,037,599
Natural Gas — 0.13%
ENN Energy Holdings 144A 2.625% 9/17/30 #, *	1,520,000	1,318,370
Sempra Energy 4.875% 10/15/25 μ, ψ	2,900,000	2,818,566
		4,136,936
Real Estate — 0.60%
Agile Group Holdings 5.50% 5/17/26	835,000	218,544
American Homes 4 Rent 3.625% 4/15/32	4,070,000	3,696,492
American Tower Trust #1 144A 3.07% 3/15/48 #	10,355,000	10,299,000
China Evergrande Group 10.00% 4/11/23	1,510,000	132,434
CIBANCO Institucion de Banca Multiple Trust 144A 4.375% 7/22/31 #, *	1,450,000	1,000,776
CIFI Holdings Group
5.25% 5/13/26	300,000	107,651
5.95% 10/20/25	200,000	74,600
6.00% 7/16/25	670,000	257,031
6.45% 11/7/24	1,170,000	459,225

Goodman HK Finance 4.375% 6/19/24	1,368,000	1,373,610
MAF Global Securities 6.375% 3/20/26 μ, ψ	885,000	844,467
		18,463,830
Technology — 3.07%
Autodesk 2.40% 12/15/31	6,390,000	5,476,285
Broadcom 144A 3.469% 4/15/34 #	17,087,000	14,643,421
Broadridge Financial Solutions 2.60% 5/1/31	7,647,000	6,661,072
CA Magnum Holdings 144A 5.375% 10/31/26 #	950,000	840,721
CDW
2.67% 12/1/26	1,425,000	1,299,678
3.276% 12/1/28	10,765,000	9,482,794

Entegris Escrow 144A 4.75% 4/15/29 #	3,030,000	2,923,950
Fidelity National Information Services 4.70% 7/15/27	1,235,000	1,263,951
Global Payments
2.15% 1/15/27 *	1,990,000	1,805,328
2.65% 2/15/25	5,643,000	5,434,072
2.90% 11/15/31	1,955,000	1,646,762

Iron Mountain 144A 5.25% 7/15/30 #	2,410,000	2,258,628
NQ-189 [7/22] 9/22 (2418948)    21

Schedule of investments
Delaware Diversified Income Fund   (Unaudited)
		Principal amount°	Value (US $)

Corporate Bonds (continued)
Technology (continued)

Iron Mountain Information Management Services 144A 5.00% 7/15/32 #		7,560,000	$ 6,826,151
KLA 4.95% 7/15/52		3,605,000	3,885,706
Lenovo Group 144A 6.536% 7/27/32 #		1,060,000	1,056,008
Micron Technology 2.703% 4/15/32		2,350,000	1,953,492
NXP
2.70% 5/1/25		505,000	486,930
3.125% 2/15/42		2,495,000	1,884,908
3.25% 5/11/41		4,750,000	3,672,739
4.875% 3/1/24		9,920,000	10,057,882
5.55% 12/1/28		1,230,000	1,279,168
PayPal Holdings
3.90% 6/1/27 *		780,000	795,587
4.40% 6/1/32		2,385,000	2,476,101
SK Hynix
144A 1.50% 1/19/26 #		1,345,000	1,212,085
144A 2.375% 1/19/31 #		1,530,000	1,214,844
Tencent Holdings
144A 2.88% 4/22/31 #, *		780,000	686,050
144A 3.68% 4/22/41 #		855,000	676,603

TSMC Global 144A 4.625% 7/22/32 #		1,290,000	1,330,620
Workday
3.50% 4/1/27		490,000	481,415
3.70% 4/1/29		760,000	733,860
3.80% 4/1/32		795,000	759,342
			95,206,153
Transportation — 3.00%
Abertis Infraestructuras Finance 3.248% 11/24/25 μ, ψ	EUR	4,300,000	3,945,204
Acu Petroleo Luxembourg 144A 7.50% 7/13/35 #, *		1,005,000	841,823
Aeropuertos Argentina 2000 144A 8.50% 8/1/31 #		1,945,300	1,414,156
Azul Investments
144A 5.875% 10/26/24 #, *		1,135,000	795,972
144A 7.25% 6/15/26 #, *		1,055,000	714,694
Burlington Northern Santa Fe
2.875% 6/15/52		3,840,000	3,042,313
4.45% 1/15/53		3,160,000	3,232,234

Canadian Pacific Railway 2.45% 12/2/31 *		4,100,000	3,688,051
DAE Funding 144A 1.55% 8/1/24 #		500,000	468,424
22    NQ-189 [7/22] 9/22 (2418948)

(Unaudited)
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Transportation (continued)
Delta Air Lines
144A 7.00% 5/1/25 #	11,265,000	$ 11,778,620
7.375% 1/15/26 *	2,635,000	2,770,305

Gol Finance 144A 8.00% 6/30/26 #	875,000	580,408
Grupo Aeromexico 144A 8.50% 3/17/27 #	12,500,000	11,979,750
International Container Terminal Services 4.75% 6/17/30	1,670,000	1,536,901
Lima Metro Line 2 Finance 144A 4.35% 4/5/36 #	1,075,353	973,636
Mileage Plus Holdings 144A 6.50% 6/20/27 #	11,280,000	11,410,228
Misc Capital Two Labuan 144A 3.75% 4/6/27 #	1,980,000	1,894,433
Rutas 2 and 7 Finance 144A 0.000% 9/30/36 #, ^	2,146,000	1,279,917
Southwest Airlines
5.125% 6/15/27	6,542,000	6,783,219
5.25% 5/4/25	4,625,000	4,769,138
Union Pacific
2.80% 2/14/32	1,590,000	1,479,135
3.50% 2/14/53	925,000	799,676
United Airlines
144A 4.375% 4/15/26 #	5,365,000	5,158,233
144A 4.625% 4/15/29 #	12,586,000	11,611,781
		92,948,251
Utilities — 0.21%
Clean Renewable Power Mauritius 144A 4.25% 3/25/27 #	1,004,500	809,249
Essential Utilities
2.704% 4/15/30	2,130,000	1,908,114
3.351% 4/15/50	2,060,000	1,608,978

Israel Electric 144A 3.75% 2/22/32 #	1,465,000	1,351,870
Sociedad de Transmision Austral 144A 4.00% 1/27/32 #, *	955,000	802,491
		6,480,702
Total Corporate Bonds (cost $1,768,382,850)		1,556,245,138

Municipal Bonds — 0.54%
Commonwealth of Puerto Rico
Series A 2.993% 7/1/24 ^	435,895	405,609
Series A 4.364% 7/1/33 ^	1,685,898	1,004,728
NQ-189 [7/22] 9/22 (2418948)    23

Schedule of investments
Delaware Diversified Income Fund   (Unaudited)
	Principal amount°	Value (US $)

Municipal Bonds (continued)
Commonwealth of Puerto Rico
Series A-1 4.00% 7/1/33	1,310,042	$ 1,257,274
Series A-1 4.00% 7/1/35	951,451	900,739
Series A-1 4.00% 7/1/37	1,010,652	946,728
Series A-1 5.625% 7/1/29	1,101,727	1,219,402
GDB Debt Recovery Authority of Puerto Rico
(Taxable) 7.50% 8/20/40	11,155,870	9,900,834
Oregon State Taxable Pension
5.892% 6/1/27	150,000	161,831
South Carolina Public Service Authority
Series D 4.77% 12/1/45	820,000	817,048
Total Municipal Bonds (cost $17,712,194)		16,614,193

Non-Agency Asset-Backed Securities — 1.72%
Citicorp Residential Mortgage Trust Series 2006-3 A5 4.726% 11/25/36 •	1,988,059	1,914,619
Contimortgage Home Equity Loan Trust Series 1996-4 A8 7.22% 1/15/28	1,589	1,484
DataBank Issuer Series 2021-1A A2 144A 2.06% 2/27/51 #	4,450,000	4,054,265
Diamond Infrastructure Funding Series 2021-1A A 144A 1.76% 4/15/49 #	13,905,000	12,240,274
Domino's Pizza Master Issuer Series 2021-1A A2I 144A 2.662% 4/25/51 #	21,853,375	19,242,683
Ford Credit Auto Owner Trust Series 2021-A B 0.70% 10/15/26	680,000	633,721
GM Financial Automobile Leasing Trust Series 2021-1 B 0.54% 2/20/25	1,020,000	988,303
JPMorgan Chase Bank Series 2021-3 B 144A 0.76% 2/26/29 #	2,366,724	2,284,104
PFS Financing Series 2021-A A 144A 0.71% 4/15/26 #	4,950,000	4,664,031
Towd Point Mortgage Trust
Series 2017-1 A1 144A 2.75% 10/25/56 #, •	191,508	190,096
Series 2017-2 A1 144A 2.75% 4/25/57 #, •	104,715	103,898
Series 2017-4 M1 144A 3.25% 6/25/57 #, •	2,705,000	2,545,694
Series 2018-1 A1 144A 3.00% 1/25/58 #, •	568,126	556,955

24    NQ-189 [7/22] 9/22 (2418948)

(Unaudited)
	Principal amount°	Value (US $)

Non-Agency Asset-Backed Securities (continued)

UNIFY Auto Receivables Trust Series 2021-1A A3 144A 0.51% 6/16/25 #	3,816,122	$ 3,744,721
Total Non-Agency Asset-Backed Securities (cost $58,303,345)		53,164,848

Non-Agency Collateralized Mortgage Obligations — 2.49%
Agate Bay Mortgage Trust
Series 2015-1 B1 144A 3.693% 1/25/45 #, •	945,096	923,076
Series 2015-1 B2 144A 3.693% 1/25/45 #, •	534,392	521,487

Citicorp Mortgage Securities Trust Series 2006-3 1A9 5.75% 6/25/36	131,269	121,242
Connecticut Avenue Securities Trust
Series 2018-R07 1M2 144A 4.659% (LIBOR01M + 2.40%) 4/25/31 #, •	281,538	281,200
Series 2019-R01 2M2 144A 4.709% (LIBOR01M + 2.45%) 7/25/31 #, •	288,234	288,061
Series 2022-R01 1M2 144A 3.414% (SOFR + 1.90%) 12/25/41 #, •	3,900,000	3,607,494
Series 2022-R02 2M2 144A 4.514% (SOFR + 3.00%) 1/25/42 #, •	2,200,000	2,088,860

Flagstar Mortgage Trust Series 2021-2 A6 144A 2.50% 4/25/51 #, •	2,953,672	2,740,154
GS Mortgage-Backed Securities Trust
Series 2021-PJ4 A8 144A 2.50% 9/25/51 #, •	6,162,466	5,694,803
Series 2021-PJ7 A2 144A 2.50% 1/25/52 #, •	5,829,070	5,133,639
JPMorgan Mortgage Trust
Series 2014-2 B1 144A 3.357% 6/25/29 #, •	546,605	506,017
Series 2014-2 B2 144A 3.357% 6/25/29 #, •	216,947	200,068
Series 2015-1 B2 144A 2.30% 12/25/44 #, •	1,808,568	1,760,161
Series 2015-4 B1 144A 3.559% 6/25/45 #, •	1,607,560	1,514,638
Series 2015-4 B2 144A 3.559% 6/25/45 #, •	1,170,285	1,099,398
Series 2015-5 B2 144A 2.436% 5/25/45 #, •	1,973,259	1,936,958
NQ-189 [7/22] 9/22 (2418948)    25

Schedule of investments
Delaware Diversified Income Fund   (Unaudited)
	Principal amount°	Value (US $)

Non-Agency Collateralized Mortgage Obligations (continued)
JPMorgan Mortgage Trust
Series 2015-6 B1 144A 3.532% 10/25/45 #, •	1,119,753	$ 1,078,142
Series 2015-6 B2 144A 3.532% 10/25/45 #, •	1,033,825	993,718
Series 2016-4 B1 144A 3.81% 10/25/46 #, •	993,197	946,206
Series 2016-4 B2 144A 3.81% 10/25/46 #, •	1,712,895	1,612,954
Series 2017-1 B3 144A 3.455% 1/25/47 #, •	2,973,838	2,738,081
Series 2017-2 A3 144A 3.50% 5/25/47 #, •	256,011	240,274
Series 2020-2 A3 144A 3.50% 7/25/50 #, •	256,436	244,300
Series 2020-5 A3 144A 3.00% 12/25/50 #, •	2,572,026	2,340,582
Series 2020-7 A3 144A 3.00% 1/25/51 #, •	1,142,815	1,029,596
Series 2021-1 A3 144A 2.50% 6/25/51 #, •	2,013,162	1,785,344
Series 2021-10 A3 144A 2.50% 12/25/51 #, •	3,885,421	3,407,732
Series 2021-11 A3 144A 2.50% 1/25/52 #, •	9,813,923	8,663,859
Series 2021-13 A3 144A 2.50% 4/25/52 #, •	3,528,932	3,122,692
Series 2021-13 B1 144A 3.144% 4/25/52 #, •	4,879,625	4,122,253
Morgan Stanley Residential Mortgage Loan Trust
Series 2020-1 A2A 144A 2.50% 12/25/50 #, •	4,194,318	3,695,542
Series 2021-1 A2 144A 2.50% 3/25/51 #, •	1,886,801	1,673,283
Series 2021-4 A3 144A 2.50% 7/25/51 #, •	1,904,481	1,675,720

New Residential Mortgage Loan Trust Series 2018-RPL1 A1 144A 3.50% 12/25/57 #, •	594,923	581,802
RCKT Mortgage Trust
Series 2021-1 A1 144A 2.50% 3/25/51 #, •	2,070,503	1,829,364
Series 2021-6 A1 144A 2.50% 12/25/51 #, •	4,252,260	3,754,516
Sequoia Mortgage Trust
Series 2013-4 B2 3.448% 4/25/43 •	391,150	378,541
Series 2015-1 B2 144A 3.917% 1/25/45 #, •	728,318	704,137
26    NQ-189 [7/22] 9/22 (2418948)

(Unaudited)
	Principal amount°	Value (US $)

Non-Agency Collateralized Mortgage Obligations (continued)
Sequoia Mortgage Trust
Series 2015-2 B2 144A 3.774% 5/25/45 #, •	192,755	$ 183,817
Series 2017-5 B1 144A 3.804% 8/25/47 #, •	223,252	208,784
Series 2020-4 A2 144A 2.50% 11/25/50 #, •	1,509,713	1,339,694
Wells Fargo Mortgage-Backed Securities Trust
Series 2006-20 A1 5.50% 12/25/21	1,082	1,076
Series 2020-1 A1 144A 3.00% 12/25/49 #, •	622,354	562,088
Total Non-Agency Collateralized Mortgage Obligations (cost $86,217,832)		77,331,353

Non-Agency Commercial Mortgage-Backed Securities — 9.04%
BANK
Series 2017-BNK5 A5 3.39% 6/15/60	6,740,000	6,607,555
Series 2017-BNK5 B 3.896% 6/15/60 •	2,870,000	2,708,556
Series 2019-BN20 A3 3.011% 9/15/62	6,255,000	5,910,037
Series 2019-BN21 A5 2.851% 10/17/52	8,200,000	7,664,026
Series 2019-BN23 A3 2.92% 12/15/52	8,570,000	8,035,598
Series 2022-BNK39 A4 2.928% 2/15/55	7,305,000	6,753,653
Series 2022-BNK39 B 3.239% 2/15/55 •	1,395,000	1,201,468
Series 2022-BNK39 C 3.27% 2/15/55 •	2,092,000	1,717,495
Series 2022-BNK40 B 3.394% 3/15/64 •	4,550,000	3,965,145
Series 2022-BNK41 A4 3.79% 4/15/65 •	4,500,000	4,481,030

Bank of America Merrill Lynch Commercial Mortgage Trust Series 2017-BNK3 B 3.879% 2/15/50 •	30,000	28,365
Benchmark Mortgage Trust
Series 2018-B1 A5 3.666% 1/15/51 •	8,215,000	8,120,944
Series 2020-B17 A5 2.289% 3/15/53	6,844,000	6,119,500
Series 2020-B19 A5 1.85% 9/15/53	835,000	720,514
Series 2020-B21 A5 1.978% 12/17/53	3,594,000	3,102,820
Series 2020-B22 A5 1.973% 1/15/54	8,045,000	6,934,104
Series 2021-B29 A5 2.388% 9/15/54	5,500,000	4,867,785
Series 2022-B32 B 3.202% 1/15/55 •	4,505,000	3,850,559
Series 2022-B32 C 3.455% 1/15/55 •	5,500,000	4,459,337
Series 2022-B33 B 3.615% 3/15/55 •	2,250,000	2,004,525
Series 2022-B33 C 3.615% 3/15/55 •	2,250,000	1,855,566

NQ-189 [7/22] 9/22 (2418948)    27

Schedule of investments
Delaware Diversified Income Fund   (Unaudited)
	Principal amount°	Value (US $)

Non-Agency Commercial Mortgage-Backed Securities (continued)

BMO Mortgage Trust Series 2022-C1 A5 3.374% 2/15/55 •	3,550,000	$ 3,376,479
Cantor Commercial Real Estate Lending
Series 2019-CF1 A5 3.786% 5/15/52	8,080,000	7,936,491
Series 2019-CF2 A5 2.874% 11/15/52	5,870,000	5,440,038
Series 2019-CF3 A4 3.006% 1/15/53	3,222,000	3,014,249
CD Mortgage Trust
Series 2016-CD2 A3 3.248% 11/10/49	5,351,527	5,194,140
Series 2017-CD6 B 3.911% 11/13/50 •	1,925,000	1,806,263
Series 2019-CD8 A4 2.912% 8/15/57	3,500,000	3,248,271

CFCRE Commercial Mortgage Trust Series 2016-C7 A3 3.838% 12/10/54	10,020,000	9,924,643
Citigroup Commercial Mortgage Trust Series 2020-555 A 144A 2.647% 12/10/41 #	3,600,000	3,212,456
COMM Mortgage Trust
Series 2013-CR6 AM 144A 3.147% 3/10/46 #	6,825,000	6,763,624
Series 2013-WWP A2 144A 3.424% 3/10/31 #	1,650,000	1,645,333
Series 2014-CR19 A5 3.796% 8/10/47	3,793,800	3,766,960
Series 2014-CR20 AM 3.938% 11/10/47	10,705,000	10,412,643
Series 2015-3BP A 144A 3.178% 2/10/35 #	130,000	124,403
Series 2015-CR23 A4 3.497% 5/10/48	115,000	113,283
Series 2016-CR28 A4 3.762% 2/10/49	3,290,000	3,261,759

DB-JPM Mortgage Trust Series 2016-C1 A4 3.276% 5/10/49	3,185,000	3,104,401
Grace Trust Series 2020-GRCE A 144A 2.347% 12/10/40 #	3,050,000	2,579,337
GS Mortgage Securities Trust
Series 2017-GS5 A4 3.674% 3/10/50	7,010,000	6,919,652
Series 2017-GS6 A3 3.433% 5/10/50	3,495,000	3,424,607
Series 2018-GS9 B 4.321% 3/10/51 •	125,000	120,451
Series 2019-GC39 A4 3.567% 5/10/52	7,311,000	7,141,576
Series 2019-GC42 A4 3.001% 9/1/52	5,440,000	5,132,218
Series 2020-GC47 A5 2.377% 5/12/53	14,745,000	13,241,097

28    NQ-189 [7/22] 9/22 (2418948)

(Unaudited)
	Principal amount°	Value (US $)

Non-Agency Commercial Mortgage-Backed Securities (continued)

JPM-BB Commercial Mortgage Securities Trust Series 2015-C31 A3 3.801% 8/15/48	9,926,178	$ 9,828,830
JPM-DB Commercial Mortgage Securities Trust Series 2017-C7 A5 3.409% 10/15/50	290,000	283,695
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2013-LC11 B 3.499% 4/15/46	8,570,000	8,333,763
Series 2015-JP1 A5 3.914% 1/15/49	3,925,000	3,915,911
Series 2016-JP2 AS 3.056% 8/15/49	180,000	169,940
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2014-C17 A5 3.741% 8/15/47	3,356,000	3,334,728
Series 2015-C26 A5 3.531% 10/15/48	4,045,000	3,992,215
Series 2016-C29 A4 3.325% 5/15/49	2,595,000	2,540,427
Morgan Stanley Capital I Trust
Series 2016-BNK2 B 3.485% 11/15/49	1,500,000	1,378,459
Series 2019-L3 A4 3.127% 11/15/52	4,000,000	3,776,524
Series 2020-HR8 A4 2.041% 7/15/53	29,609,000	25,796,723

UBS-Barclays Commercial Mortgage Trust Series 2013-C5 B 144A 3.649% 3/10/46 #, •	820,000	796,013
Wells Fargo Commercial Mortgage Trust
Series 2014-LC18 A5 3.405% 12/15/47	2,415,029	2,377,266
Series 2015-NXS3 A4 3.617% 9/15/57	2,350,000	2,327,742
Series 2016-BNK1 A3 2.652% 8/15/49	5,945,000	5,672,171
Series 2020-C58 A4 2.092% 7/15/53	4,158,000	3,600,167
Total Non-Agency Commercial Mortgage-Backed Securities (cost $307,069,108)		280,137,530

Loan Agreements — 4.28%
Advantage Sales & Marketing Tranche B-1 6.166% (LIBOR02M + 4.50%) 10/28/27 •	1,926,194	1,824,106
Amentum Government Services Holdings Tranche 3 5.163% (SOFR03M + 4.00%) 2/15/29 •	8,270,000	8,004,674
Applied Systems 1st Lien 5.25% (LIBOR03M + 3.00%) 9/19/24 •	2,245,693	2,210,804
Applied Systems 2nd Lien 7.75% (LIBOR03M + 5.50%) 9/19/25 •	5,891,961	5,777,067
NQ-189 [7/22] 9/22 (2418948)    29

Schedule of investments
Delaware Diversified Income Fund   (Unaudited)
	Principal amount°	Value (US $)

Loan Agreements (continued)
Avantor Funding Tranche B-5 4.622% (LIBOR01M + 2.25%) 11/8/27 •	2,123,741	$ 2,089,451
Bausch & Lomb 5.174% (SOFR01M + 3.35%) 5/10/27 •	2,975,000	2,828,109
Bausch Health 7.175% (SOFR01M + 5.35%) 2/1/27 •	970,000	818,438
Berry Global Tranche Z 4.178% (LIBOR03M + 1.75%) 7/1/26 •	1,989,252	1,959,864
Boxer Parent 6.122% (LIBOR01M + 3.75%) 10/2/25 •	1,576,117	1,522,047
BW Gas & Convenience Holdings Tranche B 5.872% (LIBOR01M + 3.50%) 3/31/28 •	700,918	674,633
Calpine
4.38% (LIBOR01M + 2.00%) 4/5/26 •	931,200	909,860
4.88% (LIBOR01M + 2.50%) 12/16/27 •	656,388	644,081

Camelot US Acquisition l 5.372% (LIBOR01M + 3.00%) 10/30/26 •	1,738,525	1,700,495
Carnival Tranche B 5.877% (LIBOR03M + 3.00%) 6/30/25 •	1,372,009	1,313,698
Castlelake Aviation One Designated Activity 4.579% (LIBOR03M + 2.75%) 10/22/26 •	2,156,182	2,114,855
Charter Communications Operating Tranche B2 4.13% (LIBOR01M + 1.75%) 2/1/27 •	1,964,140	1,905,624
Chemours Tranche B-2 4.13% (LIBOR01M + 1.75%) 4/3/25 •	1,628,632	1,558,058
Connect US Finco 5.88% (LIBOR01M + 3.50%) 12/11/26 •	1,904,170	1,838,714
Core & Main Tranche B-1 4.643% (LIBOR01M + 2.50%) 7/27/28 •	2,638,586	2,555,307
CSC Holdings 4.249% (LIBOR01M + 2.25%) 7/17/25 •	1,767,087	1,714,442
Ecovyst Catalyst Technologies 5.306% (LIBOR03M + 2.50%) 6/9/28 •	1,081,312	1,051,576
Electron Bidco 5.372% (LIBOR01M + 3.00%) 11/1/28 •	1,396,500	1,356,351
Ensemble RCM 6.556% (LIBOR03M + 3.75%) 8/3/26 •	1,113,512	1,090,685
Entegis Tranche B 5.543% (SOFR03M + 3.00%) 7/6/29 •	4,545,000	4,499,550
Epicor Software 2nd Lien 10.122% (LIBOR01M + 7.75%) 7/31/28 •	2,085,000	2,060,501
Epicor Software Tranche C 5.622% (LIBOR01M + 3.25%) 7/30/27 •	1,738,576	1,660,824
30    NQ-189 [7/22] 9/22 (2418948)

(Unaudited)
	Principal amount°	Value (US $)

Loan Agreements (continued)

Frontier Communications Tranche B 6.063% (LIBOR03M + 3.75%) 5/1/28 •	3,293,163	$ 3,156,085
Global Medical Response 5.963% (LIBOR01M + 4.25%) 10/2/25 •	2,186,705	2,099,692
Hamilton Projects Acquiror 6.75% (LIBOR03M + 4.50%) 6/17/27 •	1,723,774	1,671,342
Heartland Dental 5.872% (LIBOR01M + 3.50%) 4/30/25 •	2,273,589	2,149,489
Hexion Holdings 1st Lien 5.924% (SOFR03M + 4.50%) 3/15/29 •	3,980,000	3,561,105
HUB International 5.766% (LIBOR02M + 3.00%) 4/25/25 •	1,667,044	1,629,015
Informatica 5.125% (LIBOR01M + 2.75%) 10/27/28 •	1,735,650	1,693,705
Loyalty Ventures Tranche B 6.872% (LIBOR01M + 4.50%) 11/3/27 •	336,875	254,678
LSF9 Atlantis Holdings Tranche B 9.304% (SOFR03M + 7.25%) 3/31/29 •	3,395,000	3,216,762
Michaels Tranche B 6.50% (LIBOR03M + 4.25%) 4/15/28 •	3,458	2,912
Mileage Plus Holdings 7.313% (LIBOR03M + 5.25%) 6/21/27 •	2,150,000	2,171,885
Numericable US Tranche B-13 5.411% (LIBOR03M + 4.00%) 8/14/26 •	640,063	610,460
Organon & Co. 4.625% (LIBOR03M + 3.00%) 6/2/28 •	5,789,783	5,710,174
Pelican Products 6.501% (LIBOR03M + 4.25%) 12/29/28 •	751,225	683,615
Peraton Tranche B 1st Lien 6.122% (LIBOR01M + 3.75%) 2/1/28 •	2,903,989	2,825,341
PG&E Tranche B 5.375% (LIBOR01M + 3.00%) 6/23/25 •	2,647,606	2,564,043
Pilot Travel Centers Tranche B 4.427% (SOFR01M + 2.10%) 8/4/28 •	1,124,118	1,104,836
Prestige Brands Tranche B5 4.372% (LIBOR01M + 2.00%) 7/3/28 •	26,061	26,005
Pretium PKG Holdings 1st Lien 6.162% (LIBOR03M + 4.00%) 10/2/28 •	992,506	933,204
Prime Security Services Borrower Tranche B-1 4.463% (LIBOR01M + 2.75%) 9/23/26 •	1,213,687	1,182,153
Quest Software US Holdings 2nd Lien 10.227% (LIBOR03M + 7.65%) 2/1/30 •	745,000	664,292
NQ-189 [7/22] 9/22 (2418948)    31

Schedule of investments
Delaware Diversified Income Fund   (Unaudited)
	Principal amount°	Value (US $)

Loan Agreements (continued)

RealPage 1st Lien 5.372% (LIBOR01M + 3.00%) 4/24/28 •	1,601,865	$ 1,545,300
Reynolds Group Holdings Tranche B-2 5.622% (LIBOR01M + 3.25%) 2/5/26 •	1,280,500	1,245,606
Russell Investments US Institutional Holdings 5.00% (LIBOR03M + 3.50%) 5/30/25 •	6	6
Ryan Specialty Group Tranche B-1 5.427% (SOFR01M + 3.00%) 9/1/27 •	1,655,512	1,615,504
Sinclair Television Group Tranche B-4 6.177% (SOFR01M + 3.75%) 4/21/29 •	5,095,000	4,776,562
SS&C Technologies Holdings Tranche B-3 4.122% (LIBOR01M + 1.75%) 4/16/25 •	869,432	850,646
SS&C Technologies Holdings Tranche B-4 4.122% (LIBOR01M + 1.75%) 4/16/25 •	705,794	690,543
Standard Industries 3.788% (LIBOR03M + 2.50%) 9/22/28 •	7,790,354	7,670,453
Terrier Media Buyer Tranche B 5.872% (LIBOR01M + 3.50%) 12/17/26 •	1,311,577	1,236,161
Transdigm Tranche F 4.622% (LIBOR01M + 2.25%) 12/9/25 •	1,861,316	1,811,165
UKG 1st Lien 5.535% (LIBOR03M + 3.25%) 5/4/26 •	2,854,882	2,773,995
Ultimate Software Group 1st Lien 6.122% (LIBOR01M + 3.75%) 5/4/26 •	1,969,091	1,919,864
USI 5.501% (LIBOR03M + 3.25%) 12/2/26 •	497,124	485,525
USI Tranche B 5.251% (LIBOR03M + 3.00%) 5/16/24 •	1,064,857	1,049,216
Vertical Midco Tranche B 6.871% (LIBOR03M + 3.50%) 7/30/27 •	846,234	818,907
Viasat 6.541% (SOFR01M + 4.61%) 3/2/29 •	6,530,000	6,121,875
Vistra Operations 4.079% (LIBOR01M + 1.75%) 12/31/25 •	2,915,847	2,868,009
White Cap Buyer 5.676% (SOFR01M + 3.75%) 10/19/27 •	900,475	863,443
Zekelman Industries 4.185% (LIBOR03M + 2.00%) 1/24/27 •	769,259	740,892
Total Loan Agreements (cost $135,799,068)		132,678,279

32    NQ-189 [7/22] 9/22 (2418948)

(Unaudited)
		Principal amount°	Value (US $)

Sovereign Bonds — 2.10%Δ
Albania — 0.01%
Albania Government International Bond 144A 3.50% 6/16/27 #	EUR	400,000	$ 364,160
			364,160
Angola — 0.04%
Angolan Government International Bonds
144A 8.25% 5/9/28 #		433,000	364,612
8.25% 5/9/28		499,000	420,188
144A 8.75% 4/14/32 #		400,000	323,992
			1,108,792
Argentina — 0.02%
Argentine Republic Government International Bonds
0.50% 7/9/30 ~		1,973,950	469,423
1.00% 7/9/29		100,503	23,702
1.50% 7/9/35 ~		703,250	156,429
			649,554
Azerbaijan — 0.02%
Republic of Azerbaijan International Bond 144A 3.50% 9/1/32 #		753,000	648,835
			648,835
Bahrain — 0.03%
Bahrain Government International Bond 144A 7.375% 5/14/30 #		800,000	796,947
			796,947
Bermuda — 0.04%
Bermuda Government International Bond 144A 5.00% 7/15/32 #		1,180,000	1,224,618
			1,224,618
Brazil — 0.21%
Brazil Notas do Tesouro Nacional Series F 10.00% 1/1/27	BRL	32,000,000	5,643,991
Brazilian Government International Bond 4.75% 1/14/50		1,072,000	808,788
			6,452,779
Chile — 0.15%
Bonos de la Tesoreria de la Republica en pesos 144A 2.80% 10/1/33 #	CLP	4,380,000,000	3,398,007
NQ-189 [7/22] 9/22 (2418948)    33

Schedule of investments
Delaware Diversified Income Fund   (Unaudited)
		Principal amount°	Value (US $)

Sovereign Bonds Δ(continued)
Chile (continued)
Chile Government International Bonds
3.50% 1/31/34		600,000	$ 552,807
3.50% 1/25/50		700,000	562,427
			4,513,241
Colombia — 0.11%
Colombia Government International Bonds
3.25% 4/22/32		2,333,000	1,819,880
4.125% 2/22/42		1,087,000	741,286
5.00% 6/15/45		728,000	531,658
5.20% 5/15/49		400,000	296,314
			3,389,138
Costa Rica — 0.01%
Costa Rica Government International Bond 144A 5.625% 4/30/43 #		300,000	231,994
			231,994
Czech Republic — 0.04%
Czech Republic Government Bond 2.40% 9/17/25	CZK	34,250,000	1,300,590
			1,300,590
Dominican Republic — 0.09%
Dominican Republic International Bonds
144A 4.875% 9/23/32 #		2,335,000	1,969,543
144A 5.30% 1/21/41 #		500,000	392,230
144A 5.50% 2/22/29 #		400,000	372,095
			2,733,868
Ecuador — 0.02%
Ecuador Government International Bonds
144A 0.00% 7/31/30 #, ^		101,490	42,998
144A 2.50% 7/31/35 #, ~		939,584	427,244
144A 5.50% 7/31/30 #, ~		358,533	214,649
			684,891
Egypt — 0.06%
Egypt Government International Bonds
144A 5.75% 5/29/24 #		1,255,000	1,074,355
144A 8.70% 3/1/49 #		1,480,000	865,800
			1,940,155
34    NQ-189 [7/22] 9/22 (2418948)

(Unaudited)
		Principal amount°	Value (US $)

Sovereign Bonds Δ(continued)
El Salvador — 0.00%
El Salvador Government International Bond 144A 7.125% 1/20/50 #		437,000	$ 144,628
			144,628
Gabon — 0.01%
Gabon Government International Bond 144A 6.625% 2/6/31 #		435,000	308,306
			308,306
Ghana — 0.01%
Ghana Government International Bond 144A 7.875% 3/26/27 #		753,000	403,700
			403,700
Guatemala — 0.02%
Guatemala Government Bond 144A 4.875% 2/13/28 #		594,000	591,244
			591,244
Hong Kong — 0.05%
Airport Authority
144A 2.50% 1/12/32 #		985,000	884,717
144A 3.25% 1/12/52 #		975,000	799,393
			1,684,110
Hungary — 0.03%
Hungary Government Bond 5.50% 6/24/25	HUF	457,620,000	1,018,982
			1,018,982
Indonesia — 0.15%
Indonesia Government International Bonds
2.95% 1/11/23 *		500,000	499,997
5.25% 1/17/42		400,000	409,322

Indonesia Treasury Bond 6.125% 5/15/28	IDR	56,009,000,000	3,664,705
			4,574,024
Ivory Coast — 0.05%
Ivory Coast Government International Bonds
144A 4.875% 1/30/32 #	EUR	200,000	153,058
144A 6.125% 6/15/33 #		1,667,000	1,358,105
			1,511,163
NQ-189 [7/22] 9/22 (2418948)    35

Schedule of investments
Delaware Diversified Income Fund   (Unaudited)
		Principal amount°	Value (US $)

Sovereign Bonds Δ(continued)
Jordan — 0.01%
Jordan Government International Bond 144A 5.75% 1/31/27 #		380,000	$ 348,620
			348,620
Kazakhstan — 0.01%
Kazakhstan Government International Bond 4.875% 10/14/44		366,000	311,407
			311,407
Kenya — 0.01%
Republic of Kenya Government International Bonds 144A 8.00% 5/22/32 #		615,000	436,406
			436,406
Lebanon — 0.00%
Lebanon Government International Bond 6.25% 5/27/22 ‡		2,062,000	136,607
			136,607
Mexico — 0.13%
Mexican Bonos 8.50% 5/31/29	MXN	68,500,000	3,329,012
Mexico Government International Bond 3.50% 2/12/34		956,000	832,128
			4,161,140
Mongolia — 0.01%
Mongolia Government International Bond 144A 3.50% 7/7/27 #		450,000	363,454
			363,454
Morocco — 0.02%
Morocco Government International Bonds
144A 1.375% 3/30/26 #	EUR	300,000	282,542
144A 2.375% 12/15/27 #		400,000	342,000
			624,542
Nigeria — 0.04%
Nigeria Government International Bonds
7.143% 2/23/30		500,000	362,580
144A 7.875% 2/16/32 #		1,103,000	790,682
			1,153,262
36    NQ-189 [7/22] 9/22 (2418948)

(Unaudited)
		Principal amount°	Value (US $)

Sovereign Bonds Δ(continued)
North Macedonia — 0.01%
North Macedonia Government International Bond 144A 3.675% 6/3/26 #	EUR	300,000	$ 282,967
			282,967
Oman — 0.04%
Oman Government International Bonds
144A 6.75% 1/17/48 #		889,000	790,125
7.375% 10/28/32		363,000	385,756
			1,175,881
Pakistan — 0.00%
Pakistan Government International Bond 144A 7.375% 4/8/31 #		250,000	126,560
			126,560
Panama — 0.04%
Panama Bonos del Tesoro 3.362% 6/30/31		500,000	440,500
Panama Government International Bond 144A 3.75% 4/17/26 #		710,000	699,350
			1,139,850
Paraguay — 0.04%
Paraguay Government International Bonds
144A 4.95% 4/28/31 #, *		500,000	496,562
144A 5.40% 3/30/50 #		727,000	632,142
			1,128,704
Peru — 0.06%
Peruvian Government International Bonds
2.392% 1/23/26		1,040,000	987,227
2.844% 6/20/30		1,042,000	939,792
			1,927,019
Philippines — 0.04%
Philippine Government International Bond 3.229% 3/29/27 *		1,190,000	1,184,041
			1,184,041
Poland — 0.04%
Republic of Poland Government Bond 2.50% 4/25/24	PLN	6,275,000	1,264,501
			1,264,501
NQ-189 [7/22] 9/22 (2418948)    37

Schedule of investments
Delaware Diversified Income Fund   (Unaudited)
		Principal amount°	Value (US $)

Sovereign Bonds Δ(continued)
Qatar — 0.10%
Qatar Government International Bonds
144A 4.00% 3/14/29 #		1,555,000	$ 1,618,449
144A 4.40% 4/16/50 #		1,569,000	1,605,074
			3,223,523
Romania — 0.01%
Romanian Government International Bonds
144A 2.625% 12/2/40 #	EUR	155,000	101,001
144A 3.375% 1/28/50 #	EUR	359,000	239,039
			340,040
Saudi Arabia — 0.04%
Saudi Government International Bond 144A 3.625% 3/4/28 #		1,170,000	1,184,492
			1,184,492
Senegal — 0.02%
Senegal Government International Bonds
144A 5.375% 6/8/37 #	EUR	200,000	144,420
144A 6.75% 3/13/48 #		563,000	399,938
			544,358
Serbia — 0.03%
Serbia International Bonds
144A 1.00% 9/23/28 #	EUR	550,000	432,888
144A 3.125% 5/15/27 #	EUR	400,000	372,925
			805,813
South Africa — 0.04%
Republic of South Africa Government International Bonds
4.85% 9/30/29		430,000	395,929
4.875% 4/14/26 *		331,000	325,796
5.65% 9/27/47		200,000	152,756
5.75% 9/30/49		595,000	454,928
			1,329,409
Sri Lanka — 0.01%
Sri Lanka Government International Bonds
144A 6.20% 5/11/27 #		1,155,000	357,939
144A 7.55% 3/28/30 #		310,000	94,167
			452,106
38    NQ-189 [7/22] 9/22 (2418948)

(Unaudited)
	Principal amount°	Value (US $)

Sovereign Bonds Δ(continued)
Trinidad and Tobago — 0.02%
Trinidad & Tobago Government International Bond 144A 4.50% 6/26/30 #	550,000	$ 505,416
		505,416
Turkey — 0.07%
Hazine Mustesarligi Varlik Kiralama 144A 5.125% 6/22/26 #	450,000	408,756
Turkey Government International Bonds
6.35% 8/10/24	300,000	281,940
7.625% 4/26/29	1,600,000	1,369,909
		2,060,605
Ukraine — 0.02%
Ukraine Government International Bond 144A 7.75% 9/1/26 #	2,192,000	457,328
		457,328
Uruguay — 0.03%
Uruguay Government International Bonds
4.375% 1/23/31	608,000	638,778
5.10% 6/18/50	329,000	351,748
		990,526
Uzbekistan — 0.04%
Republic of Uzbekistan International Bond 144A 5.375% 2/20/29 #	1,326,000	1,160,250
		1,160,250
Total Sovereign Bonds (cost $80,941,705)		65,094,546

US Treasury Obligations — 2.59%
US Treasury Bonds
2.00% 8/15/51	4,210,000	3,337,412
2.25% 8/15/46	28,575,000	23,558,747
2.875% 5/15/52	17,235,000	16,674,863
4.375% 2/15/38	8,360,000	10,080,658
US Treasury Notes
2.50% 4/30/24	5,000	4,962
2.50% 5/31/24	5,415,000	5,374,282
3.25% 6/30/29	710,000	734,351

NQ-189 [7/22] 9/22 (2418948)    39

Schedule of investments
Delaware Diversified Income Fund   (Unaudited)
	Principal amount°	Value (US $)

US Treasury Obligations (continued)

US Treasury Strip Principal 2.26% 5/15/44 ^	43,355,000	$ 20,613,620
Total US Treasury Obligations (cost $92,244,749)		80,378,895
	Number of shares
Common Stocks — 0.04%
Communications — 0.00%
Century Communications =, †	7,875,000	0
		0
Consumer Discretionary — 0.04%
Grupo Aeromexico †	140,061	1,360,383
		1,360,383
Total Common Stocks (cost $2,527,700)		1,360,383
	Number of contracts
Options Purchased — 0.00%
Foreign Currency Put Options — 0.00%
AUD vs JPY, strike price 78.00 AUD, expiration date 8/23/22, notional amount 8,431,020,000 (JPMCB)	108,090,000	12,310
GBP vs JPY, strike price 148.00 GBP, expiration date 8/23/22, notional amount 9,597,800,000 (JPMCB)	64,850,000	49,991
Total Options Purchased (premium paid $2,121,206)		62,301
	Number of shares
Short-Term Investments — 1.54%
Money Market Mutual Funds — 1.54%
BlackRock Liquidity FedFund – Institutional Shares (seven-day effective yield 1.73%)	11,910,819	11,910,819
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 1.49%)	11,910,819	11,910,819
GS Financial Square Government Fund – Institutional Shares (seven-day effective yield 1.73%)	11,910,819	11,910,819
40    NQ-189 [7/22] 9/22 (2418948)

(Unaudited)
	Number of shares	Value (US $)
Short-Term Investments (continued)
Money Market Mutual Funds (continued)
Morgan Stanley Institutional Liquidity Funds Government Portfolio – Institutional Class (seven-day effective yield 1.60%)	11,910,819	$ 11,910,819
Total Short-Term Investments (cost $47,643,276)		47,643,276
Total Value of Securities Before Securities Lending Collateral and Options Written—98.20% (cost $3,373,826,541)		3,043,300,670

Securities Lending Collateral — 1.40%
Money Market Mutual Fund — 1.40%
Dreyfus Institutional Preference Government Money Market Fund - Institutional Shares (seven-day effective yield 0.37%) 8/19/22	43,286,875	43,286,875
Total Securities Lending Collateral (cost $43,286,875)		43,286,875
	Number of contracts
Options Written — (0.00%)
Foreign Currency Put Options — (0.00%)
AUD vs JPY, strike price 72.00 AUD, expiration date 8/23/22, notional amount (7,782,480,000) (JPMCB)	(108,090,000)	(3,097)
GBP vs JPY, strike price 140.00 GBP, expiration date 8/23/22, notional amount (9,079,000,000) (JPMCB)	(64,850,000)	(11,925)
Total Options Written (premium received $781,900)		(15,022)
Total Value of Securities—99.60% (cost $3,416,331,516)		3,086,572,523■

Obligation to Return Securities Lending Collateral — (1.40%)		(43,286,875)

Receivables and Other Assets Net of Liabilities — 1.80%		55,662,210
Net Assets Applicable to 386,010,199 Shares Outstanding—100.00%		$3,098,947,858
°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.
NQ-189 [7/22] 9/22 (2418948)    41

Schedule of investments
Delaware Diversified Income Fund   (Unaudited)
•	Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at July 31, 2022. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their descriptions. The reference rate descriptions (i.e. LIBOR03M, LIBOR06M, etc.) used in this report are identical for different securities, but the underlying reference rates may differ due to the timing of the reset period. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
Ω	Principal only security. A principal only security is the principal only portion of a fixed income security which is separated and sold individually from the interest portion of the security.
^	Zero-coupon security. The rate shown is the effective yield at the time of purchase.
♦	Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At July 31, 2022, the aggregate value of Rule 144A securities was $741,001,956, which represents 23.91% of the Fund's net assets.
ω	Perpetual security with no stated maturity date.
*	Fully or partially on loan.
μ	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at July 31, 2022. Rate will reset at a future date.
ψ	Perpetual security. Maturity date represents next call date.
Δ	Securities have been classified by country of risk.
~	Step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Stated rate in effect at July 31, 2022.
‡	Non-income producing security. Security is currently in default.
=	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security.
†	Non-income producing security.
■	Includes $42,001,035 of securities loaned.
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(Unaudited)
The following foreign currency exchange contracts, futures contracts, and swap contracts were outstanding at July 31, 2022:
Foreign Currency Exchange Contracts
Counterparty	Currency to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Appreciation		Unrealized Depreciation
BNYM	EUR	(290)	USD	295	8/1/22	$—		$(1)
JPMCB	EUR	(2,551,000)	USD	2,693,154	9/9/22	78,023		—
TD	EUR	(18,434,253)	USD	19,399,804	8/19/22	—531,081		—
Total Foreign Currency Exchange Contracts							$609,104		$(1)
Futures Contracts Exchange-Traded
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation	Value/ Unrealized Depreciation	Variation Margin Due from (Due to) Brokers
(1)	Euro-Bobl	$(130,690)	$(127,898)	9/8/22	$—	$(2,792)	$286
1,816	US Treasury 5 yr Notes	206,527,433	204,502,920	9/30/22	2,024,513	—	14,183
(457)	US Treasury 10 yr Notes	(55,361,268)	(54,688,359)	9/21/22	—	(672,909)	(71,406)
(547)	US Treasury 10 yr Ultra Notes	(71,793,750)	(69,994,134)	9/21/22	—	(1,799,616)	(247,857)
209	US Treasury Long Bonds	30,096,000	29,126,635	9/21/22	969,365	—	176,344
(6)	US Treasury Long Bonds	(864,000)	(836,141)	9/21/22	—	(27,859)	(5,063)
89	US Treasury Ultra Bonds	14,089,813	13,594,383	9/21/22	495,430	—	152,969
NQ-189 [7/22] 9/22 (2418948)    43

Schedule of investments
Delaware Diversified Income Fund   (Unaudited)
Futures Contracts Exchange-Traded
Contracts to Buy (Sell)	Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation	Value/ Unrealized Depreciation	Variation Margin Due from (Due to) Brokers
Total Futures Contracts		$121,577,406		$3,489,308	$(2,503,176)	$19,456
CDS Contracts[1]
Counterparty/ Reference Obligation/ Termination Date/ Payment Frequency	Notional Amount[2]	Annual Protection Payments	Value	Upfront Payments Paid (Received)	Unrealized Appreciation[3]	Variation Margin Due from (Due to) Brokers
Over-The-Counter:
Protection Purchased/Moody’s Ratings:
JPMCB-Federated Republic of Brazil 4.25% 6/6/25 B2 6/20/26- Quarterly	6,783,000	1.000%	$309,899	$166,787	$143,112	$—
JPMCB-United Mexican States 10.375% 9/20/22 Baa2 6/22/26- Quarterly	5,579,000	1.000%	66,159	32,470	33,689	—
Total CDS Contracts			$376,058	$199,257	$176,801	$—
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(Unaudited)
The use of foreign currency exchange contracts, futures contracts, and swap contracts involves elements of market risk and risks in excess of the amounts disclosed in these financial statements. The notional amounts and foreign currency exchange contract presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.
[1]	A CDS contract is a risk-transfer instrument through which one party (purchaser of protection) transfers to another party (seller of protection) the financial risk of a credit event (as defined in the CDS agreement), as it relates to a particular reference security or basket of securities (such as an index). Periodic payments (receipts) on such contracts are accrued daily and recorded as unrealized losses (gains) on swap contracts. Upon payment (receipt), such amounts are recorded as realized losses (gains) on swap contracts. Upfront payments made or received in connection with CDS contracts are amortized over the expected life of the CDS contracts as unrealized losses (gains) on swap contracts. The change in value of CDS contracts is recorded daily as unrealized appreciation or depreciation. A realized gain or loss is recorded upon a credit event (as defined in the CDS agreement) or the maturity or termination of the CDS agreement.
[2]	Notional amount shown is stated in USD unless noted that the swap is denominated in another currency.
[3]	Unrealized appreciation (depreciation) does not include periodic interest payments (receipt) on swap contracts accrued daily in the amount of $(14,079).
Summary of abbreviations:
BB – Barclays Bank
BNYM – Bank of New York Mellon
CLO – Collateralized Loan Obligation
DAC – Designated Activity Company
DB – Deutsche Bank
FREMF – Freddie Mac Multifamily
GNMA – Government National Mortgage Association
GS – Goldman Sachs
ICE – Intercontinental Exchange, Inc.
JPM – JPMorgan
JPMCB – JPMorgan Chase Bank
JSC – Joint Stock Company
LIBOR – London Interbank Offered Rate
LIBOR01M – ICE LIBOR USD 1 Month
LIBOR02M – ICE LIBOR USD 2 Month
LIBOR03M – ICE LIBOR USD 3 Month
LIBOR06M – ICE LIBOR USD 6 Month
NQ-189 [7/22] 9/22 (2418948)    45

Schedule of investments
Delaware Diversified Income Fund   (Unaudited)
Summary of abbreviations: (continued)
PJSC – Private Joint Stock Company
REMIC – Real Estate Mortgage Investment Conduit
S.F. – Single Family
SOFR – Secured Overnight Financing Rate
SOFR01M – Secured Overnight Financing Rate 1 Month
SOFR03M – Secured Overnight Financing Rate 3 Month
TBA – To be announced
TD – TD Bank
yr – Year
Summary of currencies:
AUD – Australian Dollar
BRL – Brazilian Real
CLP – Chilean Peso
CZK – Czech Koruna
EUR – European Monetary Unit
GBP – British Pound Sterling
HUF – Hungarian Forint
IDR – Indonesian Rupiah
JPY – Japanese Yen
MXN – Mexican Peso
PLN – Polish Zloty
USD – US Dollar
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